Fair value measurement: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair value measurement
Schedule of valuation hierarchy classification of assets and liabilities that are recorded at fair value and measured on a recurring basis in the combined balance sheets

	September 30, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets:
Investments subject to significant influence	5,882	—	—	7,044	—	—
Other investments	1,621	—	—	1,802	—	—
Total financial assets	$7,503	$—	$—	$8,846	$—	$—
Financial liabilities:
Convertible notes	—	—	—	—	—	54,975
Deferred consideration payable	—	—	—	—	—	26,562
Total financial liabilities	$—	$—	$—	$—	$—	$81,537

	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets:
Investments subject to significant influence	7,044	—	—	6,707	—	—
Other investments	1,802	—	—	1,196	—	—
Total financial assets	$8,846	$—	$—	$7,903	$—	$—
Financial liabilities:
Ivanhoe Electric convertible notes	—	—	54,975	—	—	—
Deferred consideration payable	—	—	26,562	—	—	—
Total financial liabilities	$—	$—	$81,537	$—	$—	$—